Other equity instruments (Changes of other equity instruments) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	¥ 10,077,396
Cumulative distributions, Accrued distribution	685,922	¥ 342,349	¥ 68,600
Cumulative distributions, Distribution payment	(617,662)	(333,503)
Amount, at the end of period	25,127,821	10,077,396
Other equity instruments [member]
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	10,077,396
Amount, Issuance	14,982,165
Cumulative distributions, Accrued distribution	685,922
Cumulative distributions, Distribution payment	617,662
Amount, at the end of period	¥ 25,127,821	¥ 10,077,396
Bond A [member]
Disclosure of information about other equity instruments [line items]
Number, at the beginning of period	25,000,000
Amount, at the beginning of period	¥ 2,533,872
Cumulative distributions, Accrued distribution	126,158
Cumulative distributions, Distribution payment	¥ (126,250)
Number, at the end of period	25,000,000	25,000,000
Amount, at the end of period	¥ 2,533,780	¥ 2,533,872
Bond B [member]
Disclosure of information about other equity instruments [line items]
Number, at the beginning of period	25,000,000
Amount, at the beginning of period	¥ 2,534,678
Cumulative distributions, Accrued distribution	129,155
Cumulative distributions, Distribution payment	¥ (129,250)
Number, at the end of period	25,000,000	25,000,000
Amount, at the end of period	¥ 2,534,583	¥ 2,534,678
Yingda Insurance Financing Plan (1st) [member]
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	3,288,808
Cumulative distributions, Accrued distribution	192,726
Cumulative distributions, Distribution payment	(192,726)
Amount, at the end of period	3,288,808	3,288,808
Yingda Insurance Financing Plan (2nd) [member]
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	828,463
Cumulative distributions, Accrued distribution	48,548
Cumulative distributions, Distribution payment	(48,548)
Amount, at the end of period	828,463	828,463
Yingda Insurance Financing Plan (3rd) [member]
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	891,575
Cumulative distributions, Accrued distribution	52,247
Cumulative distributions, Distribution payment	(52,247)
Amount, at the end of period	891,575	¥ 891,575
China Life Financing Plan (1st) [member]
Disclosure of information about other equity instruments [line items]
Amount, Issuance	2,070,000
Cumulative distributions, Accrued distribution	29,037
Cumulative distributions, Distribution payment	(25,553)
Amount, at the end of period	2,073,484
PICC Financing Plan (1st) [member]
Disclosure of information about other equity instruments [line items]
Amount, Issuance	930,000
Cumulative distributions, Accrued distribution	12,911
Cumulative distributions, Distribution payment	(11,989)
Amount, at the end of period	¥ 930,922
2019 medium-term notes (2nd) [member]
Disclosure of information about other equity instruments [line items]
Number, Issuance	20,000,000
Amount, Issuance	¥ 1,994,811
Cumulative distributions, Accrued distribution	¥ 16,722
Number, at the end of period	20,000,000
Amount, at the end of period	¥ 2,011,533
2019 medium-term notes (3rd) [member]
Disclosure of information about other equity instruments [line items]
Number, Issuance	20,000,000
Amount, Issuance	¥ 1,996,222
Cumulative distributions, Accrued distribution	¥ 15,049
Number, at the end of period	20,000,000
Amount, at the end of period	¥ 2,011,271
China Life Financing Plan (2nd) [member]
Disclosure of information about other equity instruments [line items]
Amount, Issuance	2,260,000
Cumulative distributions, Accrued distribution	20,606
Cumulative distributions, Distribution payment	(16,802)
Amount, at the end of period	2,263,804
PICC Financing Plan (2nd) [member]
Disclosure of information about other equity instruments [line items]
Amount, Issuance	1,740,000
Cumulative distributions, Accrued distribution	16,023
Cumulative distributions, Distribution payment	(14,297)
Amount, at the end of period	¥ 1,741,726
2019 medium-term notes (4th) [member]
Disclosure of information about other equity instruments [line items]
Number, Issuance	25,000,000
Amount, Issuance	¥ 2,495,283
Cumulative distributions, Accrued distribution	¥ 16,158
Number, at the end of period	25,000,000
Amount, at the end of period	¥ 2,511,441
2019 medium-term notes (4th) [member]
Disclosure of information about other equity instruments [line items]
Number, Issuance	15,000,000
Amount, Issuance	¥ 1,495,849
Cumulative distributions, Accrued distribution	¥ 10,582
Number, at the end of period	15,000,000
Amount, at the end of period	¥ 1,506,431